INCOME TAXES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Period adjustments to adjust previously reported purchase price allocations	$ 500,000
Non-capital loss carry forwards	322,300,000	$ 362,000,000
Unused tax losses	121,100,000
Global minimum top-up tax	0	$ 0
Deferred tax liabilities related to pillar two income tax	$ 0